LEASES (Details - Future minimum payment obligations)	Mar. 31, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 320,246
2023	116,606
2024	52,430
2025	42,596
2026	44,726
Total future lease payments	623,566
Less: Imputed interest	(27,166)
Present value of lease liabilities	$ 596,400